Related party transactions (Details 2) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Amounts due to owners and affiliates	$ 8,897	$ 10,604
Amounts due from affiliates	$ 4,101	$ 4,239